Share capital	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Share capital
Note 8. Share capital
Common shares

	For the three months ended				For the nine months ended
$ millions, except number of shares		2026 Jul. 31	2025 Jul. 31			2026 Jul. 31		2025 Jul. 31
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	914,772,714	$16,750	934,230,189	$16,929	926,614,036	$16,845	942,294,598	$17,011
Issuance pursuant to:
Equity-settled share-based compensation plans	648,657	43	786,626	46	3,345,540	216	2,191,152	132
Shareholder investment plan (1)	–	–	–	–	–	–	629	–
	915,421,371	$16,793	935,016,815	$16,975	929,959,576	$17,061	944,486,379	$17,143
Purchase of common shares for cancellation	(7,500,000)	(137)	(5,500,000)	(100)	(22,000,000)	(402)	(15,000,000)	(272)
Treasury shares	14,066	(1)	(66,124)	(8)	(24,139)	(4)	(35,688)	(4)
Balance at end of period	907,935,437	$16,655	929,450,691	$16,867	907,935,437	$16,655	929,450,691	$16,867
(1)
Commencing with dividends paid on January 28, 2025 and for future dividends declared until further notice, common shares received by participants under the shareholder investment plan were purchased from the open market, a change from issuance from Treasury. For the share purchase option, this change became effective February 1, 2025.

Normal course issuer bid (NCIB)
On June 4, 2026, we announced that the Toronto Stock Exchange had accepted the notice of our intention to commence an NCIB. Purchases under this bid will be completed upon the earlier of: (i) CIBC purchasing 30 million common shares; (ii) CIBC providing a notice of termination; or (iii) June 7, 2027. During the quarter, 5,500,000 common shares were purchased and cancelled at an average price of $162.18 for a total amount of $892 million.
CIBC’s previous NCIB for the purchase of up to
20 million common shares commenced on September 10, 2025 and was completed on May 25, 2026. During the quarter, 2,000,000 common shares were purchased and cancelled at an average price of $153.73 for a total amount of $307 million. For the nine months ended July 31, 2026, 16,500,000 common shares were purchased and cancelled at an average price of $133.31 for a total amount of $2,200 million. Since the inception of this NCIB, we repurchased and cancelled 20 million common shares at an average price of $129.68 per share for a total amount of $2,593
m
illion.
Preferred shares and other equity instruments
Issuance
Limited Recourse Capital Notes Series 9 (Non-Viability Contingent Capital (NVCC)) (subordinated indebtedness) (LRCN Series 9 Notes)
On January 13, 2026, we issued US$700 million principal amount of 6.500% LRCN Series 9 Notes. The LRCN Series 9 Notes mature on July 28, 2086, and bear interest at a fixed rate of 6.500% per annum (paid quarterly) until July 28, 2031. Starting on July 28, 2031, and every five years thereafter until July 28, 2081, the interest rate will be reset to the then current five-year U.S. Treasury Rate plus 2.727% per annum.
Concurrently with the issuance of the LRCN Series 9 Notes, we issued Non-cumulative 5-Year Fixed Rate Reset Class A Preferred Shares Series 64 (NVCC) (Series 64 Preferred Shares), which are held in the Limited Recourse Trust that is consolidated by CIBC and, as a result, the Series 64 Preferred Shares are eliminated in CIBC’s consolidated financial statements. In the event of non-payment by CIBC of the principal amount of, interest on, or redemption price for, the LRCN Series 9 Notes when due, the sole remedy of each LRCN Series 9 Note holder is limited to that holder’s proportionate share of the Series 64 Preferred Shares held in the Limited Recourse Trust. Subject to regulatory approval, we may redeem the LRCN Series 9 Notes, in whole or in part, on each January 28, April 28, July 28, and October 28, commencing on July 28, 2031, at par.
Limited Recourse Capital Notes Series 10 (NVCC) (subordinated indebtedness) (LRCN Series 10 Notes)
On July 13, 2026, we issued US$500 million principal amount of 6.750% LRCN Series 10 Notes. The LRCN Series 10 Notes mature on January 28, 2087, and bear interest at a fixed rate of 6.750% per annum (paid quarterly) until January 28, 2032. Starting on January 28, 2032, and every five years thereafter until January 28, 2082, the interest rate will be reset to the then current five-year U.S. Treasury Rate plus 2.4997% per annum.
Concurrently with the issuance of the LRCN Series 10 Notes, we issued Non-cumulative 5-Year Fixed Rate Reset Class A Preferred Shares Series 65 (NVCC) (Series 65 Preferred Shares), which are held in the Limited Recourse Trust that is consolidated by CIBC and, as a result, the Series 65 Preferred Shares are eliminated in CIBC’s consolidated financial statements. In the event of non-payment by CIBC of the principal amount of, interest on, or redemption price for, the LRCN Series 10 Notes when due, the sole remedy of each LRCN Series 10 Note holder is limited to that holder’s proportionate share of the Series 65 Preferred Shares held in the Limited Recourse Trust. Subject to regulatory approval, we may redeem the LRCN Series 10 Notes, in whole or in part, on each January 28, April 28, July 28, and October 28, commencing on January 28, 2032, at par.
Regulatory capital, leverage and total loss absorbing capacity (TLAC) ratios
Our capital, leverage and TLAC ratios are presented in the table below:

$ millions, as at		2026 Jul. 31	2025 Oct. 31
Common Equity Tier 1 (CET1) capital		$49,478	$47,718
Tier 1 capital	A	57,546	54,105
Total capital		64,620	62,287
Total risk-weighted assets (RWA)	B	369,264	357,803
CET1 ratio		13.4%	13.3%
Tier 1 capital ratio		15.6%	15.1%
Total capital ratio		17.5%	17.4%
Leverage ratio exposure	C	$1,333,544	$1,261,098
Leverage ratio	A/C	4.3%	4.3%
TLAC available	D	$127,163	$114,102
TLAC ratio	D/B	34.4%	31.9%
TLAC leverage ratio	D/C	9.5%	9.0%
Our
regulatory capital ratios are determined in accordance with the Capital Adequacy Requirements Guideline issued by OSFI, which are based on the capital standards developed by the Basel Committee on Banking Supervision. CIBC has been designated by OSFI as a domestic systemically important bank (D-SIB) in Canada, and is subject to a CET1 surcharge equal to 1.0% of RWA. OSFI also expects D-SIBs to hold a Domestic Stability Buffer (DSB) of 3.0%, which was decreased from 3.5% effective June 19, 2026. This results in current targets, including all buffer requirements, for the CET1, Tier 1, and Total capital ratios of 11.0%, 12.5%, and 14.5%, respectively.
To
 supplement risk-based capital requirements, OSFI expects federally regulated deposit-taking institutions to have a leverage ratio, which is a non-risk-based capital metric, that meets or exceeds 3.5%, including a 0.5% D-SIB buffer.
Under the TLAC guideline, OSFI also requires D-SIBs to maintain a supervisory target TLAC ratio (which builds on the risk-based capital ratios) and a minimum TLAC leverage ratio (which builds on the leverage ratio). OSFI expects D-SIBs to have a minimum risk-based TLAC ratio of 21.5% plus the then applicable DSB requirement (3.0% as noted above), and a minimum TLAC leverage ratio of 7.25%.
These targets may be higher for certain institutions at OSFI’s discretion. During the quarter ended July 31, 2026, we have complied with OSFI’s regulatory capital, leverage ratio, and TLAC requirements.